UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)
Common Stocks 98.0%
Health Care 98.0%
Biotechnology 21.3%
Acorda Therapeutics, Inc.*	13,886	291,189
Alexion Pharmaceuticals, Inc.*	36,537	3,517,782
Allos Therapeutics, Inc.*	155,063	517,910
AMAG Pharmaceuticals, Inc.*	18,012	331,601
Amgen, Inc.*	92,800	4,763,424
Amylin Pharmaceuticals, Inc.*	41,100	628,830
ArQule, Inc.*	73,900	470,743
Biogen Idec, Inc.*	28,048	1,918,483
BioMarin Pharmaceutical, Inc.*	80,784	1,975,977
Celera Corp.*	95,350	606,426
Celgene Corp.*	76,358	4,054,610
Dendreon Corp.*	21,905	735,789
Exelixis, Inc.*	53,927	671,391
Gen-Probe, Inc.*	14,643	920,752
Gilead Sciences, Inc.*	81,335	3,170,438
Halozyme Therapeutics, Inc.*	111,700	771,847
Human Genome Sciences, Inc.*	34,140	854,524
ImmunoGen, Inc.*	81,100	730,711
Immunomedics, Inc.*	102,900	376,614
Incyte Corp.*	102,142	1,397,303
Intercell AG*	19,943	238,833
InterMune, Inc.*	13,800	505,218
Lexicon Pharmaceuticals, Inc.*	80,000	155,200
Myriad Genetics, Inc.*	13,149	243,519
Onyx Pharmaceuticals, Inc.*	18,619	656,134
Regeneron Pharmaceuticals, Inc.*	29,850	1,082,660
Savient Pharmaceuticals, Inc.*	25,963	250,283
Theravance, Inc.*	17,898	407,716
United Therapeutics Corp.*	27,174	1,832,343
Vertex Pharmaceuticals, Inc.*	54,877	2,561,110

		36,639,360
Health Care Services 20.7%
Aetna, Inc.	58,000	2,166,880
Allscripts Healthcare Solutions, Inc.*	47,876	1,022,153
Cardinal Health, Inc.	50,051	2,084,124
Centene Corp.*	30,677	934,728
Cerner Corp.*	18,750	1,883,437
CIGNA Corp.	38,800	1,632,316
Coventry Health Care, Inc.*	30,279	914,426
CVS Caremark Corp.	39,264	1,298,068
Express Scripts, Inc.*	68,521	3,852,251
Fresenius Medical Care AG & Co. KGaA	40,174	2,658,076
Laboratory Corp. of America Holdings*	13,918	1,254,429
McKesson Corp.	49,883	3,954,724
MedAssets, Inc.*	20,339	288,204
Medco Health Solutions, Inc.*	48,437	2,985,657
Quest Diagnostics, Inc.	15,753	893,983
SXC Health Solutions Corp.*	18,000	888,300
Tenet Healthcare Corp.*	74,944	538,098
UnitedHealth Group, Inc.	123,920	5,276,513
WellPoint, Inc.*	15,600	1,036,932

		35,563,299
Life Sciences Tools & Services 5.2%
Life Technologies Corp.*	56,127	2,995,498
PerkinElmer, Inc.	66,107	1,751,835
Thermo Fisher Scientific, Inc.*	57,657	3,218,414
Waters Corp.*	12,280	1,019,854

		8,985,601
Medical Supply & Specialty 19.5%
Accuray, Inc.*	62,050	614,295
American Medical Systems Holdings, Inc.*	43,543	954,027
Baxter International, Inc.	80,361	4,271,187
Becton, Dickinson & Co.	28,807	2,304,560
BioMimetic Therapeutics, Inc.*	21,008	283,188
C.R. Bard, Inc.	14,182	1,386,432
Covidien PLC	80,094	4,120,836
Hologic, Inc.*	30,908	623,724
Hospira, Inc.*	20,242	1,069,790
Kinetic Concepts, Inc.*	24,600	1,204,662
Lonza Group AG (Registered)	8,369	709,015
Medtronic, Inc.	117,421	4,687,446
Merit Medical Systems, Inc.*	39,974	682,756
Owens & Minor, Inc.	14,909	465,161
Sirona Dental Systems, Inc.*	13,125	662,288
Spectranetics Corp.*	59,931	288,867
St. Jude Medical, Inc.*	66,800	3,198,384
Stryker Corp.	36,600	2,315,316
Thoratec Corp.*	33,112	923,163
Wright Medical Group, Inc.*	20,801	329,280
Zimmer Holdings, Inc.*	37,226	2,320,669

		33,415,046
Pharmaceuticals 31.3%
Abbott Laboratories	105,440	5,071,664
Allergan, Inc.	29,500	2,188,015
Ardea Biosciences, Inc.*	25,200	668,052
Auxilium Pharmaceuticals, Inc.*	52,596	1,181,832
Bristol-Myers Squibb Co.	145,999	3,768,234
Cardiome Pharma Corp.*	56,700	327,159
Cephalon, Inc.*	22,612	1,273,282
Eli Lilly & Co.	26,791	925,897
Forest Laboratories, Inc.*	53,672	1,738,973
Impax Laboratories, Inc.*	30,955	637,363
Inspire Pharmaceuticals, Inc.*	42,443	170,621
Ironwood Pharmaceuticals, Inc. "A"*	15,800	193,234
Johnson & Johnson	97,680	6,001,459
Merck & Co., Inc.	179,466	5,845,208
Mylan, Inc.*	110,350	2,523,704
Novartis AG (Registered)	43,044	2,417,320
Pacira Pharmaceuticals, Inc.*	64,150	442,635
Pfizer, Inc.	471,623	9,074,027
Pharmasset, Inc.*	8,722	436,100
Questcor Pharmaceuticals, Inc.*	68,037	881,760
Roche Holding AG (Genusschein)	12,159	1,833,298
Salix Pharmaceuticals Ltd.*	29,400	980,196
Shire PLC (ADR)	22,418	1,905,754
Valeant Pharmaceuticals International, Inc.	37,043	1,484,683
VIVUS, Inc.*	14,829	112,849
Warner Chilcott PLC "A"	69,886	1,654,900

		53,738,219

Total Common Stocks (Cost $117,304,411)		168,341,525
Cash Equivalents 1.7%
Central Cash Management Fund, 0.17% (a) (Cost $2,864,923)	2,864,923	2,864,923

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,169,334) †	99.7	171,206,448
Other Assets and Liabilities, Net	0.3	591,072

Net Assets	100.0	171,797,520

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $120,628,437.  At February 28, 2011, net unrealized appreciation  for all securities based on tax cost was $50,578,011.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,151,075 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,573,064.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$36,400,527	$238,833	$—	$36,639,360
Health Care Services	32,905,223	2,658,076	—	35,563,299
Life Sciences Tools & Services	8,985,601	—	—	8,985,601
Medical Supply & Specialty	32,706,031	709,015	—	33,415,046
Pharmaceuticals	49,487,601	4,250,618	—	53,738,219
Short-Term Investments	2,864,923	—	—	2,864,923
Total	$163,349,906	$7,856,542	$—	$171,206,448

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011